As filed with the Securities and Exchange                       File No. 2-47232
Commission on April 27, 1999                                   File No. 811-2361

--------------------------------------------------------------------------------

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-1A

--------------------------------------------------------------------------------

             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

                         Post-Effective Amendment No. 49

                                       and

         REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

                                Amendment No. 36

                               AETNA INCOME SHARES
                               -------------------

                               d/b/a Aetna Bond VP
                               -------------------

               151 Farmington Avenue, Hartford, Connecticut 06156
               --------------------------------------------------
                                 (860) 273-1409

                            Amy R. Doberman, Counsel
          10 State House Square SH11, Hartford, Connecticut 06103-3602
          ------------------------------------------------------------
                     (Name and Address of Agent for Service)

--------------------------------------------------------------------------------
It is proposed that this filing will become effective:


     X  on May 3, pursuant to paragraph (b) of Rule 485
   ----

                           Aetna Income Shares d/b/a

                                 AETNA BOND VP

                                  Prospectus

                                  May 3, 1999

The Securities and Exchange Commission has not approved or disapproved these securities or determined whether this prospectus is truthful or complete. Anyone who represents to the contrary has committed a criminal offense.

                            TABLE OF CONTENTS

                                                                              Page
                                                                              ----
THE FUND'S INVESTMENTS .....................................................    3
 Investment Objective, Principal Investment Strategies and Risks, Investment
 Performance ...............................................................    3
FUND EXPENSES ..............................................................    6
OTHER CONSIDERATIONS .......................................................    7
MANAGEMENT OF THE FUND .....................................................    8
INVESTMENTS IN AND REDEMPTIONS FROM THE FUND ...............................    8
TAX INFORMATION ............................................................    9
FINANCIAL HIGHLIGHTS .......................................................   10
ADDITIONAL INFORMATION .....................................................   11

2 Aetna Bond VP

THE FUND'S INVESTMENTS

Investment Objective, Principal Investment Strategies and Risks, Investment Performance

Investment Objective. Aetna Bond VP (Fund) seeks to maximize total return consistent with reasonable risk, through investments in a diversified portfolio consisting primarily of debt securities. It is anticipated that capital appreciation and investment income will both be major factors in achieving total return.

Principal Investment Strategies. Under normal market conditions, the Fund invests at least 65% of its total assets in:

      o  High-grade corporate bonds.

      o  Mortgage-related and other asset-backed securities.

      o Securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities.

High-grade securities are rated at least A by Standard and Poor's Corporation (S&P) or Moody's Investor Services, Inc. (Moody's), or if unrated, considered by the Fund's investment adviser, Aeltus Investment Management, Inc. (Aeltus), to be of comparable quality. The Fund may also invest up to 15% of its total assets in high-yield, high-risk bonds (high-yield bonds), and up to 25% of its total assets in foreign debt securities. High-yield bonds are fixed income securities rated below BBB- by S&P or Baa3 by Moody's or, if unrated, considered by Aeltus to be of comparable quality.

In managing the Fund, Aeltus:

      o Looks to construct an intermediate-term (generally consisting of securities with an average maturity of between 5-10 years), high quality portfolio by selecting investments with the opportunity to enhance overall total return and yield, while managing volatility.


      o Uses quantitative computer models to identify issuers whose full value is not reflected in their security prices.

                                                                 Aetna Bond VP 3

Principal Risks. The principal risks of investing in the Fund are those generally attributable to debt investing, including increases in interest rates and loss of principal. Generally, when interest rates rise, bond prices fall. Bonds with longer maturities tend to be more sensitive to changes in interest rates.

For all bonds (other than U.S. Government bonds) there is a risk that the issuer will default. High-yield bonds generally are more susceptible to the risk of default than higher rated bonds.

The prices of mortgage-related securities, in addition to being sensitive to changes in interest rates, also are sensitive to changes in the prepayment patterns on the underlying instruments. If the principal on the underlying mortgage notes is repaid faster than anticipated, which typically occurs in times of low or declining interest rates, the price of the mortgage-related security may fall.

Foreign securities present additional risks. Some foreign securities tend to be less liquid and more volatile than their U.S. counterparts. In addition, accounting standards and market regulations tend to be less standardized in foreign countries. These risks are usually higher for securities of companies in emerging markets. Finally, securities of foreign companies may be denominated in foreign currency. Exchange rate fluctuations may reduce or eliminate gains or create losses.

Fund shares will rise and fall in value and you could lose money by investing in the Fund. There is no guaranty the Fund will achieve its investment objective. Shares of the Fund are not bank deposits and are not guaranteed, endorsed or insured by any financial institution, the FDIC or any other government agency.

Shares of the Fund are offered to insurance company separate accounts that fund both annuity and life insurance contracts and to certain tax-qualified retirement plans. Due to differences in tax treatment or other considerations, the interests of various contract owners participating in the Fund and the interests of qualified plans investing in the Fund might at some time be in conflict. The Fund's Board of Trustees (Board) will monitor the Fund for any material conflicts and determine what action, if any, should be taken to resolve these conflicts.

4 Aetna Bond VP

Investment Performance

Year-by-Year Total Return

[Begin bar chart]

                            Years Ended December 31,

 1989   1990     1991   1992    1993     1994    1995   1996    1997    1998
14.59%  9.12%   19.44%  7.45%   9.69%   -3.83%  18.22%  3.60%   8.30%   8.14%

[End bar chart]

[arrow pointing up]   Best Quarter:
                      second quarter 1989, up 6.91%

[arrow pointing down] Worst Quarter:
                      first quarter 1994, down 3.32%

This performance bar chart shows changes in the Fund's performance from year to year. The fluctuation in returns illustrates the Fund's performance volatility. The chart is accompanied by the Fund's best and worst quarterly returns throughout the years noted in the bar chart.

                        As of December 31, 1998
 Average Annual Total Return       1 Year      5 Years    10 Years
Aetna Bond VP                       8.14%       6.65%       9.28%
LBAB*                               8.69%       7.27%       9.26%

This table shows the Fund's average annual total return. The table also compares the Fund's performance to the performance of a broad-based securities market index. The Fund's past performance is not necessarily an indication of how it will perform in the future.

The performance table and bar chart provide an indication of the historical risk of an investment in the Fund. The performance numbers do not reflect the deduction of any insurance fees or charges. If such charges were deducted, performance would be lower.

* The Lehman Brothers Aggregate Bond Index (LBAB) is an unmanaged index of corporate, government and mortgage bonds.

                                                                 Aetna Bond VP 5

FUND EXPENSES

The following table describes Fund expenses. Shareholder Fees are paid directly by shareholders. Annual Fund Operating Expenses are deducted from Fund assets every year, and are thus paid indirectly by all Fund shareholders. Shareholders who acquire Fund shares through an insurance company separate account should refer to the applicable contract prospectus, prospectus summary or disclosure statement for a description of insurance charges that may apply.

                 Shareholder Fees
     (fees paid directly from your investment)
Maximum Sales Charge (Load) on Purchases    None
Maximum Deferred Sales Charge (Load)        None


            Annual Fund Operating Expenses(1)
      (expenses that are deducted from Fund assets)
Management Fee                              0.40%
Other Expenses                              0.10%
Total Operating Expenses                    0.50%

(1) Prior to May 1, 1998, the investment adviser provided administrative services to the Fund and assumed the Fund's ordinary recurring direct expenses under an administrative services agreement. Effective May 1, 1998, under the current Administrative Services Agreement, Aeltus provides administrative services to the Fund but will not assume the Fund's ordinary recurring direct costs. The "Other Expenses" shown are not based on actual figures for the year ended December 31, 1998, but reflect the fee payable under the current Administrative Services Agreement and estimate the Fund's ordinary recurring direct costs.

Example

The following example is designed to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. Using the annual fund operating expenses percentages above, you would pay the following expenses on a $10,000 investment, assuming a 5% annual return and redemption at the end of each of the periods shown:



 1 Year     3 Years     5 Years     10 Years
 $51         $160        $280        $628

This example should not be considered an indication of prior or future expenses. Actual expenses for the current year may be greater or less than those shown.

6 Aetna Bond VP

OTHER CONSIDERATIONS

In addition to the principal investments and strategies described above, the Fund may also invest in other securities, engage in other practices, and be subject to additional risks, as discussed below and in the Statement of Additional Information (SAI).

Futures Contracts and Options. The Fund may enter into futures contracts and use options. The Fund primarily uses futures contracts and options to hedge against price fluctuations or increase exposure to a particular asset class.

      o Futures contracts are agreements that obligate the buyer to buy and the seller to sell a specific quantity of securities at a specific price on a specific date.

      o Options are agreements that give the holder the right, but not the obligation, to purchase or sell a certain amount of securities or futures contracts during a specified period or on a specified date.

The main risk with futures contracts and options is that they can amplify a gain or loss, potentially earning or losing substantially more money than the actual cost of the instrument. In addition, while a hedging strategy can guard against potential risks for the Fund as a whole, it adds to the Fund's expenses and may reduce or eliminate potential gains. There is also a risk that a futures contract or option intended as a hedge may not perform as expected.

Defensive Investing. In response to unfavorable market conditions, the Fund may make temporary investments that are not consistent with its principal investment objective and policies. In that event, the Fund may not achieve its investment objective.

Year 2000. The date-related computer issue known as the "Year 2000 problem" could have an adverse impact on the quality of services provided to the Fund and its shareholders. However, the Fund understands that its key service providers, including but not limited to Aeltus and its affiliates, the transfer agent, the custodian, and broker-dealers through which its trades are executed, are taking steps to address the issue. The costs of these efforts will not affect the Fund. The Year 2000 problem also may adversely affect the issuers in which the Fund invests. For example, issuers may incur substantial costs to address the problem. They may also suffer losses caused by corporate and governmental data processing errors. The Fund and Aeltus will continue to monitor developments relating to this issue.

                                                                 Aetna Bond VP 7

MANAGEMENT OF THE FUND

Aeltus Investment Management, Inc., 10 State House Square, Hartford, Connecticut 06103-3602, serves as investment adviser to the Fund. Aeltus is responsible for managing the assets of the Fund in accordance with the Fund's investment objective and policies, subject to oversight by the Board. Aeltus has acted as adviser or subadviser to mutual funds since 1994 and has managed institutional accounts since 1972.

Advisory Fees

For its most recent fiscal year, the Fund paid Aeltus aggregate advisory fees equal to an annual rate of 0.40% of the average daily net assets of the Fund.

Portfolio Management

Steven C. Huber, Vice President, Aeltus, has been managing the Fund since August 1998. Mr. Huber joined the Aetna organization in 1987 as a quantitative analyst and has been managing fixed-income portfolios since 1989.

INVESTMENTS IN AND REDEMPTIONS FROM THE FUND

Investors purchasing shares in connection with an insurance company contract or policy should refer to the documents pertaining to the contract or policy for information on how to direct investments in or redemptions from (including making exchanges into or out of) the Fund, and any fees that may apply.

Orders for the purchase or redemption of Fund shares that are received before the close of regular trading on the New York Stock Exchange (normally 4:00 p.m. eastern time) are effected at the net asset value (NAV) per share determined that day, as described below. The insurance company has been designated an agent of the Fund for receipt of purchase and redemption orders. Therefore, receipt of an order by the insurance company constitutes receipt by the Fund, provided that the Fund receives notice of the order by 9:30 a.m. eastern time the next day on which the New York Stock Exchange is open for trading.

Net Asset Value. The NAV of the Fund is determined as of the close of regular trading on the New York Stock Exchange (normally 4:00 p.m. eastern time).

In calculating the NAV, securities are valued primarily by independent pricing services using market quotations. Short-term debt securities maturing in less than 60 days are valued using amortized cost. Securities for which market quotations are not readily available are valued at their fair value, subject to procedures adopted by the Board.

Business Hours. The Fund is open on the same days as the New York Stock Exchange (generally, Monday through Friday). Representatives are available from 8:00 a.m. to 8:00 p.m. eastern time on those days.

The Fund may refuse to accept any purchase order, especially if as a result of such order, in Aeltus' judgment, it would be too difficult to invest effectively in accordance with the Fund's investment objective.

The Fund reserves the right to suspend the offering of shares, or to reject any specific purchase order. The Fund may suspend redemptions or postpone payments when the New York Stock Exchange is closed or when trading is restricted for any reason or under emergency circumstances as determined by the Securities and Exchange Commission.

The Fund is not designed for professional market timing organizations or other entities using programmed or frequent exchanges. The Fund reserves the right to reject any specific purchase or exchange request, including a request made by a market timer.


8 Aetna Bond VP

TAX INFORMATION

The Fund intends to qualify as a regulated investment company by satisfying the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended (Code), including requirements with respect to diversification of assets, distribution of income and sources of income. As a regulated investment company, the Fund generally will not be subject to tax on its ordinary income and net realized capital gains.

The Fund also intends to comply with the diversification requirements of Section 817(h) of the Code for those investors who acquire shares through variable annuity contracts and variable life insurance policies so that those contract owners and policy owners should not be subject to federal tax on distributions from the Fund to the insurance company separate accounts. Contract owners and policy owners should review the applicable contract prospectus, prospectus summary or disclosure statement for information regarding the personal tax consequences of purchasing a contract or policy.

Dividends and Distributions. Dividends and capital gains distributions, if any, are paid on a semi-annual basis.

Both income dividends and capital gains distributions are paid by each Fund on a per share basis. As a result, at the time of payment, the share price of the Fund will be reduced by the amount of the payment.

                                                                 Aetna Bond VP 9

FINANCIAL HIGHLIGHTS

These highlights are intended to help you understand the Fund's performance for the past 5 years. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). The information in this table has been audited by KPMG LLP, independent auditors, whose report, along with the Fund's Financial Statements, is included in the Fund's current Annual Report, which is available upon request.

(for one outstanding share throughout each period)

                                                              Years Ended December 31,
                                      -------------------------------------------------------------------------
                                          1998           1997           1996           1995+          1994+
                                      ------------   ------------   ------------   ------------   -------------
Net asset value, beginning of
 period                                $  12.85       $  12.62       $  13.00       $  11.72       $  13.05
                                       --------       --------       --------       --------       --------
Income from investment
 operations:
 Net investment income                     0.75           0.80+          0.85+          0.88           0.79
 Net realized and change in
  unrealized gain or loss on
  investments                              0.28           0.23          (0.39)          1.24          (1.29)
                                        -------       --------       --------       -------        --------
   Total from investment
     operations                            1.03           1.03           0.46           2.12          (0.50)
                                        -------       --------       --------       -------        --------
Less distributions:
 From net investment income               (0.76)         (0.80)         (0.84)         (0.84)         (0.83)
 From net realized gains on
   investments                            (0.06)            --             --             --             --
                                        --------      --------       --------       --------       --------
   Total distributions                    (0.82)         (0.80)         (0.84)         (0.84)         (0.83)
                                        -------       --------       --------       --------       --------
Net asset value, end of period         $  13.06       $  12.85       $  12.62       $  13.00       $  11.72
                                       ========       ========       ========       ========       ========
Total return*                              8.14%          8.30%          3.60%         18.22%         (3.83)%
Net assets, end of period (000's)      $794,560       $684,960       $643,729       $666,960       $561,704
Ratio of net expenses to average
  net assets                                0.49%         0.48%          0.39%          0.32%          0.33%
Ratio of net investment income to
  average net assets                        5.82%         6.31%          6.39%          6.97%          6.38%
Portfolio turnover rate                    88.98%       134.92%         96.41%        113.72%         74.24%

* The total return percentage does not reflect any separate account charges under variable annuity contracts and life policies.
+ Per share data calculated using weighted average number of shares outstanding throughout the period.

10 Aetna Bond VP

ADDITIONAL INFORMATION

The SAI, which is incorporated by reference into this Prospectus, contains additional information about the Fund. The most recent annual and semi-annual reports also contain information about the Fund's investments, as well as a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during the past fiscal year.

You may request free of charge the current SAI or the most recent annual and semi-annual reports, or other information about the Fund, by calling 1-800-525-4225 or writing to:

                                 Aetna Bond VP
                             151 Farmington Avenue
                       Hartford, Connecticut 06156-8962

The SEC also makes available to the public reports and information about the Fund. Certain reports and information, including the SAI, are available on the SEC's website (http://www.sec.gov) or at the SEC's Public Reference Room in Washington, D.C. You may call 1-800-SEC-0330 to get information about the operations of the public reference room or you may write to Public Reference Section, Washington, D.C. 20549-6009 to get information from the Public Reference Section. The Public Reference Section will charge a duplicating fee for copying and sending any information you request.

Investment Company Act File No. 811-2361.

                                                                Aetna Bond VP 11

                                     PART B
                                     ------

The Statement of Additional Information is incorporated into Part B of this Post-Effective Amendment No. 49 by reference to Post-Effective Amendment No. 8 to the Registration Statement on Form N-1A (File No. 333-05173), as filed electronically on April 27, 1999.

                                     PART C

                                OTHER INFORMATION
                                -----------------

Item 23. Exhibits
-----------------

       (a.1)   Charter (Declaration of Trust)(1)
       (a.2)   Amendment to Declaration of Trust of Aetna Income Shares(2)
       (b)     Amended and Restated Bylaws (adopted by Board of Trustees
               September 14, 1994)(1)
       (c)     Instruments Defining Rights of Holders(3)
       (d)     Investment Advisory Agreement between Aeltus Investment Management, Inc.
               (Aeltus) and Aetna Income Shares(2)
       (e)     Underwriting Agreement between Aetna Life Insurance and Annuity Company and Aetna Income Shares(4)
       (f)     Directors' Deferred Compensation Plan(2)
       (g)     Custodian Agreement between Aetna Income Shares and
               Mellon Bank, N. A.(1)
       (h.1)   Administrative Services Agreement between Aeltus and Aetna Income Shares(2)
       (h.2)   License Agreement(4)
       (i)     Opinion and Consent of Counsel
       (j)     Consent of Independent Auditors
       (k)     Not Applicable
       (l)     Not Applicable
       (m)     Not Applicable
       (n)     See exhibit 27 below
       (o)     Not Applicable
       (p.1)   Power of Attorney (November 6, 1998)(5)
       (p.2)   Authorization for Signatures(6)
       (27)    Financial Data Schedule

1. Incorporated by reference to Post-Effective Amendment No. 44 to Registration Statement on Form N-1A (File No. 2-47232), as filed electronically with the Securities and Exchange Commission on April 25, 1996.

2. Incorporated by reference to Post-Effective Amendment No. 48 to Registration Statement on Form N-1A (File No. 2-47232), as filed electronically with the Securities and Exchange Commission on April 27, 1998.

3. Incorporated by reference to Post-Effective Amendment No. 46 to Registration Statement on Form N-1A (File No. 2-47232), as filed electronically with the Securities and Exchange Commission on June 7, 1996.

4. Incorporated by reference to Post-Effective Amendment No. 47 to Registration Statement on Form N-1A (File No. 2-47232), as filed electronically with the Securities and Exchange Commission on April 11, 1997.

5. Incorporated by reference to Post-Effective Amendment No. 14 to Registration Statement on Form N-1A (File No. 33-12723), as filed electronically with the Securities and Exchange Commission on March 10, 1999.

6. Incorporated by reference to Post-Effective Amendment No. 2 to Registration Statement on Form N-1A (File No. 333-05173), as filed electronically with the Securities and Exchange Commission on September 26, 1997.

Item 24. Persons Controlled by or Under Common Control
------------------------------------------------------

         Registrant is a Massachusetts business trust for which separate financial statements are filed. As of March 31, 1999, Aetna Life Insurance and Annuity Company (Aetna), and its affiliates, owned 99.41% of Registrant's outstanding voting securities, through direct ownership or through one of Aetna's separate accounts.

         Aetna is an indirect wholly-owned subsidiary of Aetna Inc.

         A list of all persons directly or indirectly under common control with the Registrant and a list which indicates the principal business of each such company referenced in the diagram are is incorporated herein by reference to Item 24 of Post-Effective Amendment No. 14 to the Registration Statement on Form N-1A (File No. 33-12723), as filed electronically with the Securities and Exchange Commission on March 10, 1999.

Item 25. Indemnification
------------------------

         Article 5.3 of the Registrant's Amendment to Declaration of Trust, incorporated herein by reference to Exhibit (a.1) of this Post-Effective Amendment, provides indemnification for the Registrant's trustees and officers. In addition, the Registrant's trustees and officers are covered under a directors and officers errors and omissions liability insurance policy issued by Gulf Insurance Company, which expires on October 1, 1999.

         Section XI.B of the Administrative Services Agreement incorporated herein by reference to Exhibit (h.1) of this Post-Effective Amendment, provides for indemnification of the Administrator.

Item 26. Business and Other Connections of Investment Adviser
-------------------------------------------------------------

         The investment adviser, Aeltus Investment Management, Inc. (Aeltus), is registered as an investment adviser with the Securities and Exchange Commission. In addition to serving as the investment adviser and administrator for the Registrant, Aeltus acts as investment adviser and administrator for Aetna Variable Fund, Aetna Variable Encore Fund, Aetna Balanced VP, Inc., Aetna Generation Portfolios, Inc., Aetna GET Fund, Aetna Variable Portfolios, Inc., and Aetna Series Fund, Inc. (all management investment companies registered under the Investment Company Act of 1940 (1940 Act)). It also acts as investment adviser to certain private accounts.

         The following table summarizes the business connections of the directors and principal officers of the investment adviser.

-------------------------------------------------------------------------------------------------------------------------
Name                           Positions and Offices            Other Principal Position(s) Held
----                           with Investment Adviser          Since Oct. 31, 1996/Addresses*
                               -----------------------          ------------------------------
-------------------------------------------------------------------------------------------------------------------------
John Y. Kim                    Director, President, Chief       Director (February 1995 - March 1998) -- Aetna Life
                               Executive Officer, Chief         Insurance and Annuity Company; Senior Vice President
                               Investment Officer               (since September 1994) -- Aetna Life Insurance and
                                                                Annuity Company.

J. Scott Fox                   Director, Managing Director,     Vice President (since April 1997) -- Aetna Retirement
                               Chief Operating Officer, Chief   Services, Inc.; Director and Senior Vice President
                               Financial Officer                (March 1997 - February 1998) -- Aetna Life Insurance
                                                                and Annuity Company; Managing Director, Chief Operating
                                                                Officer, Chief Financial Officer, Treasurer (April 1994 -
                                                                March 1997) -- Aeltus Investment Management, Inc.

Thomas J. McInerney            Director                         President (since August 1997) -- Aetna Retirement
                                                                Services, Inc.; Director and President (since September
                                                                1997) -- Aetna Life Insurance and Annuity Company;
                                                                Executive Vice President (since August 1997) -- Aetna
                                                                Inc.; Vice President, Strategy (March 1997 - August
                                                                1997) -- Aetna Inc.; Vice President, Marketing and
                                                                Sales (December 1996 - March 1997) -- Aetna U.S.
                                                                Healthcare; Vice President, National Accounts (April
                                                                1996 - December 1996) -- Aetna U.S. Healthcare.

Catherine H. Smith             Director                         Chief Financial Officer (since February 1998) -- Aetna
                                                                Retirement Services, Inc.; Director, Senior Vice
                                                                President and Chief Financial Officer (since February
                                                                1998) -- Aetna Life Insurance and Annuity Company; Vice
                                                                President, Strategy, Finance and Administration,
                                                                Financial Relations (September 1996 - February 1998) --
                                                                Aetna Inc.

Lennart A. Carlson             Vice President, Fixed            Managing Director (since January 1996) -- Aeltus Trust
                               Income Investments               Company.

Stephanie A. DeSisto           Vice President

-------------------------------------------------------------------------------------------------------------------------
Name                           Positions and Offices            Other Principal Position(s) Held
----                           with Investment Adviser          Since Oct. 31, 1996/Addresses*
                               -----------------------          ------------------------------
-------------------------------------------------------------------------------------------------------------------------
Amy R. Doberman                Vice President, General          Counsel (since December 1996) -- Aetna Life Insurance and
                               Counsel and Secretary            Annuity Company; Attorney (March 1990 - November 1996) --
                                                                Securities and Exchange Commission.

Steven C. Huber                Vice President, Fixed            Managing Director (since August 1996) -- Aeltus Trust
                               Income Investments               Company.

Brian K. Kawakami              Vice President, Chief            Chief Compliance Officer & Director (since January
                               Compliance Officer               1996) -- Aeltus Trust Company; Chief Compliance Officer
                                                                (since August 1993) -- Aeltus Capital, Inc.

Neil Kochen                    Managing Director, Product       Managing Director (since April 1996) -- Aeltus Trust
                               Development                      Company; Managing Director (since August 1996) --
                                                                Aeltus Capital, Inc.

Frank Litwin                   Managing Director, Retail        Vice President, Strategic Marketing (April, 1992 -
                               Marketing and Sales              August, 1997) -- Fidelity Investments Institutional
                                                                Services Company.

Kevin M. Means                 Managing Director, Equity        Managing Director (since August 1996) -- Aeltus Trust
                               Investments                      Company.

L. Charles Meythaler           Managing Director, Institutional Director (since July 1997) -- Aeltus Trust Company;
                               Marketing and Sales              Managing Director (since June 1997) -- Aeltus Trust
                                                                Company; President (June 1993 - April 1997) -- New
                                                                England Investment Association.


* Except with respect to Mr. McInerney and Ms. Smith, the principal business address of each person named is 10 State House Square, Hartford, Connecticut 06103-3602. The address of Mr. McInerney and Ms. Smith is 151 Farmington Avenue, Hartford, Connecticut 06156

Item 27. Principal Underwriters
-------------------------------

(a) In addition to serving as the principal underwriter for the Registrant, Aetna also acts as the principal underwriter for Aetna Variable Fund, Aetna Variable Encore Fund, Aetna Balanced VP, Inc., Aetna GET Fund, Aetna Variable Portfolios, Inc. and Aetna Generation Portfolios, Inc. and as investment adviser, principal underwriter and administrator for Portfolio Partners, Inc. (all management investment companies registered under the 1940 Act). Additionally, Aetna acts as the principal underwriter and depositor for Variable Annuity Account B of Aetna, Variable Annuity Account C of Aetna, Variable Annuity Account G of Aetna, and Variable Life Account B of Aetna (separate accounts of Aetna registered as unit investment trusts under the 1940 Act). Aetna is also the principal underwriter for Variable Annuity Account I of Aetna Insurance Company of America (AICA) (a separate account of AICA registered as a unit investment trust under the 1940 Act).

(b) The following are the directors and principal officers of the Underwriter:


    Name and Principal         Positions and Offices with Principal          Positions and Offices
    Business Address*                      Underwriter                           with Registrant
    ------------------         ------------------------------------          ---------------------

    Thomas J. McInerney        Director and President                        None

    Shaun P. Mathews           Director and Senior Vice President            Trustee

    Catherine H. Smith         Director, Senior Vice President and Chief     None
                               Financial Officer

    Allan Baker                Senior Vice President                         None

    David E. Bushong           Senior Vice President                         None

    Robert D. Friedhoff        Senior Vice President                         None

    Steven A. Haxton           Senior Vice President                         None

    John Y. Kim                Senior Vice President                         Trustee

    Deborah Koltenuk           Vice President, Treasurer and Corporate       None
                               Controller

    Therese Squillacote        Vice President and Chief Compliance Officer   None

    Thomas P. Waldron          Senior Vice President                         None

    Kirk P. Wickman            Senior Vice President, General Counsel and    None
                               Corporate Secretary

    * Except with respect to Mr. Kim, the principal business address of all directors and officers listed is 151 Farmington Avenue, Hartford, Connecticut 06156. Mr. Kim's address is 10 State House Square, Hartford, Connecticut 06103-3602.

(c) Not applicable

Item 28. Location of Accounts and Records
-----------------------------------------

    As required by Section 31(a) of the 1940 Act and the rules thereunder, the Registrant and its investment adviser, Aeltus, maintain physical possession of each account, book or other document, at 151 Farmington Avenue, Hartford, Connecticut 06156 and 10 State House Square, Hartford, Connecticut 06103-3602, respectively.

    Shareholder records of direct shareholders are maintained by the transfer agent, First Data Investor Services Group, Inc., 4400 Computer Drive, Westborough, Massachusetts 01581.


Item 29. Management Services
----------------------------

    Not applicable.


Item 30. Undertakings
---------------------

    No applicable.

                                   SIGNATURES
                                   ----------

Pursuant to the requirements of the Securities Act and the Investment Company Act, Aetna Income Shares certifies that it meets all of the requirements for effectiveness of this Post-Effective Amendment to the Registration Statement under Rule 485(b) under the Securities Act and has duly caused this Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Hartford, and State of Connecticut, on the 27th day of April, 1999.


                                                             AETNA INCOME SHARES
                                                             -------------------
                                                               Registrant

                                                             By J. Scott Fox*
                                                                ----------------
                                                                J. Scott Fox
                                                                President

Pursuant to the requirements of the Securities Act, this Registration Statement has been signed below by the following persons April in the capacities and on the date(s) indicated.


Signature                                     Title                                    Date
---------                                     -----                                    ----

J. Scott Fox*                                 President and Trustee                )
-------------------------------------------   (Principal Executive Officer)        )
J. Scott Fox                                                                       )
                                                                                   )
                                                                                   )
Albert E. DePrince, Jr.*                      Trustee                              )
-------------------------------------------                                        )
Albert E. DePrince, Jr.                                                            )
                                                                                   )
                                                                                   )
Maria T. Fighetti*                            Trustee                              )
-------------------------------------------                                        )
Maria T. Fighetti                                                                  )
                                                                                   )    April
                                                                                   )    27, 1999
David L. Grove*                               Trustee                              )
-------------------------------------------                                        )
David L. Grove                                                                     )
                                                                                   )
                                                                                   )
John Y. Kim*                                  Trustee                              )
                                                                                   )
-------------------------------------------                                        )
John Y. Kim                                                                        )
                                                                                   )
                                                                                   )
Sidney Koch*                                  Trustee                              )
-------------------------------------------                                        )
Sidney Koch                                                                        )
                                                                                   )
                                                                                   )
Shaun P. Mathews*                             Trustee                              )
-------------------------------------------                                        )
Shaun P. Mathews                                                                   )


Corine T. Norgaard*                           Trustee                              )
-------------------------------------------                                        )
Corine T. Norgaard                                                                 )
                                                                                   )
                                                                                   )
Richard G. Scheide*                           Trustee                              )
-------------------------------------------                                        )
Richard G. Scheide                                                                 )
                                                                                   )
                                                                                   )
Stephanie A. DeSisto*                         Treasurer and Chief Financial        )
-------------------------------------------   Officer (Principal Financial         )
Stephanie A. DeSisto                          and Accounting Officer)              )


By: /s/ Amy R. Doberman
    -----------------------------------------
   *Amy R. Doberman
    Attorney-in-Fact

   *Executed pursuant to Power of Attorney dated November 6, 1998 and filed with the Securities and Exchange Commission on March 10, 1999.

                               Aetna Income Shares
                                  EXHIBIT INDEX


Exhibit No.  Exhibit                                     Page
-----------  -------                                     ----

99-(i)       Opinion and Consent of Counsel
                                                     ------------

99-(j)       Consent of Independent Auditors
                                                     ------------

(27)         Financial Data Schedule
                                                     ------------